Geographic information	12 Months Ended
Dec. 31, 2025
Geographic information
Geographic Information

23. Geographic information

The Company generates revenue from its SFD® survey system that enables the clients to focus their exploration decisions concerning land commitments, data acquisition expenditures and prospect prioritization on areas with the greatest potential. NXT conducts all its survey operations from its head office in Canada and occasionally maintains administrative offices in foreign locations when needed.  Management has concluded that the Company operates in a single operating and reportable segment.